Goodwill and Intangible Assets - Summary of Carrying Amounts of Goodwill and Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	$ 4,233	$ 4,127	$ 4,223
Goodwill disposals	65
Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	868	989	1,093
Intangible assets disposals	96
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	860	899	969
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	821	661	494
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	67	70	77
Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	798	755	$ 785
US wealth and asset management [member] | Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	400	367
Canada wealth and asset management [member] | Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	273	273
U.S. [member] | Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment	27
Asia [member] | Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment	13
Gross Carrying Value [Member] | Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	1,331	1,294
Gross Carrying Value [Member] | Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	1,145	1,128
Gross Carrying Value [Member] | Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	2,110	1,841
Gross Carrying Value [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	$ 133	$ 126